Cash, cash equivalents and financial assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 136,604	€ 159,714	€ 190,570
Cash, cash equivalents, and financial assets denominated in US dollars
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 34,735	€ 47,164	€ 64,654